Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 22: FINANCIAL INSTRUMENTS

Measurement categories and fair value

Financial assets and financial liabilities have been classified into categories that determine their basis of measurement. The following tables show the carrying values and the fair value of assets and liabilities for each of the applicable categories as of December 31, 2022 and 2021:

		As of December 31,	As of December 31,
		2022	2021
Financial assets at amortized cost
Cash	Level 1	30,887	125,595
Trade receivables	Level 2	701	1,038
Insurance refund and other receivables	Level 2	108	697
Total carrying amount and fair value		31,696	127,330

Financial liabilities at amortized cost
Trade payables and accrued liabilities	Level 2	20,541	14,480
Long-term debt	Level 2	47,147	11,167
Credit Facility	Level 2	—	60,002
Total carrying amount and fair value		67,688	85,649

Net carrying amount and fair value		(35,992)	41,681

The carrying amounts of trade receivables, trade payables and accrued liabilities, credit facility and long-term debt presented in the table above are a reasonable approximation of their fair value.

Risk management policy

The Company is exposed to foreign currency risk, credit risk, counterparty risk, liquidity risk and concentration risk. The Company’s senior management monitors these risks.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company’s functional currency is the US Dollar as all of its cryptocurrency mining revenues, most of its capital expenditures and most of its financing are primarily measured or transacted in US dollars. The Company is exposed to variability in the Canadian dollar and Argentine peso to US dollar exchange rates when making expenditures payable in Canadian dollars and Argentine pesos. The Company funds foreign currency transactions by buying the foreign currency at the spot rate when required. A 5% increase or decrease in the USD/CAD and USD/ARS exchange rates may have an impact of an increase or decrease of $215 on retained earnings at December 31, 2022 (December 31, 2021: $18).

Amounts denominated in Canadian dollars and Argentine pesos included in the consolidated statements of financial position, presented in thousands of U.S. dollars, are as follows:

	As a of December 31,		As a of December 31,
	2022		2021
	CAD	ARS	CAD	ARS
Cash	4,994	1,297	3,475	952
Other assets	—	—	675	23
Trade receivables	609	—	1,038	—
Trade payables and accrued liabilities	(6,228)	(4,849)	(4,964)	(718)
Long-term debt	(126)	—	(126)	—
	(751)	(3,552)	98	257

Credit risk and counterparty risk

Credit risk is the risk of an unexpected loss if a third party fails to meet its contractual obligations, including cash and cash equivalents. The risk regarding cash and cash equivalents is mitigated by holding the majority of the Company’s cash and cash equivalents through a Canadian chartered bank.

The Company is exposed to counterparty risk through the significant deposits it places with suppliers of mining hardware to secure orders and delivery dates as well as deposits it places with construction companies and suppliers of electrical components and construction materials. The risk of a supplier failing to meet its contractual obligations may result in late deliveries or long-term deposits and equipment and construction prepayments that are not realized. The Company attempts to mitigate this risk by procuring mining hardware from larger, more established suppliers and those with whom the Company has existing relationships and knowledge of their reputation in the market as well as by insuring deposits placed for construction work and materials. The Company also insures the majority of its construction deposits for the Argentina facility in order to mitigate the risk of suppliers not meeting their contractual obligations.

The credit risk regarding trade receivables is derived mainly from sales to Volta’s third-party customers. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The allowance for doubtful accounts is based on management’s assessment of a customer’s credit quality as well as subjective factors and trends, including the aging of receivable balances.

Liquidity risk

Liquidity risk is a risk that the Company will not be able to pay its financial obligations when they are due. The Company’s policy is to monitor its cash balances and planned cash flows generated from operations to ensure that it maintains sufficient liquidity in order to pay its projected financial liabilities. Refer to Note 2 for more details about the Company’s liquidity.

The following are the undiscounted contractual maturities of financial liabilities and lease liabilities (non-financial liabilities) with estimated future interest payments as of December 31, 2022:

	2023	2024	2025	2026	2027 and thereafter	Total
Trade payables and accrued liabilities	20,541	—	—	—	—	20,541
Long-term debt	45,747	4,085	—	—	—	49,832
Lease liabilities	4,333	3,587	2,493	2,408	8,869	21,690
	70,621	7,672	2,493	2,408	8,869	92,063

Concentration risk

Concentration risk arises as a result of the concentration of exposures within the same category, whether it is geographical location, product type, industry sector or counterparty type. The cryptocurrency mining industry is highly volatile with significant inherent risk. The Company also holds a portion of its working capital in BTC. A significant decline in the market prices of cryptocurrencies, an increase in the difficulty of cryptocurrency mining, changes in the regulatory environment and adverse changes in other inherent risks can significantly negatively impact the Company’s operations and the carrying value of its assets. The Company does not currently hedge the conversion of cryptocurrencies to fiat currency.